BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Treasury stock (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 01, 2018	Feb. 23, 2019	Feb. 24, 2018	Feb. 25, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Repurchase of common stock	$ 25.8	$ 25.8	$ 0.0	$ 0.0
Common Stock [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of shares repurchased (in shares) | shares		1,772,018